Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Chartering commission	1.25%
Payment for the cost of design and supervision services for newbuildings		$ 0	$ 0
Tsakos Shipping and Trading S.A. | Potential charge
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for each newbuilding vessel	$ 200
Tsakos Shipping and Trading S.A. | Handysize tanker Delphi and Suezmax tanker Triathlon
Related Party Transaction [Line Items]
Brokerage commission amount			$ 215
Brokerage commission			0.50%
Tsakos Shipping and Trading S.A. | 15 vessels
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for newbuildings	3,100
Company affiliated with a non-executive member of the Board of Directors
Related Party Transaction [Line Items]
Brokerage commission revenue	100	200	$ 300
Company affiliated with a non-executive member of the Board of Directors | VLCC Hercules I
Related Party Transaction [Line Items]
Brokerage commission revenue	$ 300
Company affiliated with a non-executive member of the Board of Directors | VLCC Ulysses
Related Party Transaction [Line Items]
Brokerage commission revenue		$ 300